Income taxes - Summary of Reconciliation of Income Tax Benefit / (Expense) And The Accounting Loss (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before income tax	€ (75,653,470)	€ (42,660,662)	€ (26,068,955)
Income tax at statutory income tax rate in The Netherlands (25.8%)	19,518,595	10,665,166	6,517,239
Effect of tax rates in other countries	(10,823,383)	(7,482,832)	(4,855,980)
Recognition of previously unrecognized deferred tax assets	554,853		1,629,392
Current period losses for which no deferred tax asset has been recognized	(9,184,919)	(2,910,890)	(3,132,076)
Nondeductible expenses	(383,153)	(353,543)	(74,579)
Other	(17,680)	11,982	(745)
Income tax benefit / (expense)	€ (679,087)	€ (70,117)	€ 83,251